Cover	Apr. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2021
Entity File Number	001-38272
Entity Registrant Name	EVOQUA WATER TECHNOLOGIES CORP.
Entity Central Index Key	0001604643
Entity Tax Identification Number	46-4132761
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	210 Sixth Avenue
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	724
Local Phone Number	772-0044
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AQUA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false